Federated Global Allocation Fund
Class A Shares (TICKER FSTBX)
Class B Shares (TICKER FSBBX)
Class C Shares (TICKER FSBCX)
Class R Shares (TICKER FSBKX)
Institutional Shares (TICKER SBFIX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED January 31, 2016
Effective June 30, 2016, the Fund will offer Class R6 Shares (Ticker FSBLX) by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Class R6 Shares.
June 29, 2016
Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453224 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.